UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/07

Date of reporting period: 04/01/06 - 03/31/07

Item 1 - Report to Stockholders

Annual Report
March 31, 2007

WCMA Government
Securities Fund

WCMA Government Securities Fund

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by WCMA Government Securities Fund for the fiscal year ended March 31, 2007:

--------------------------------------------------------------------------------
                           Federal Obligation Interest
--------------------------------------------------------------------------------
Months Paid:        April 2006 - March 2007 ........................    18.22%*
--------------------------------------------------------------------------------
                Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:        April 2006 - December 2006 .....................    99.99%**
                    January 2007 - March 2007 ......................    97.99%**
--------------------------------------------------------------------------------
            Qualified Short-Term Capital Gains for Non-U.S. Residents
--------------------------------------------------------------------------------
Months Paid:        April 2006 - March 2007 ........................     0.01%**
--------------------------------------------------------------------------------

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


2       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

A Letter to Shareholders

Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:

Total Returns as of March 31, 2007                                              6-month         12-month
========================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                     + 7.38%         +11.83%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                    +11.02          + 5.91
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)               +14.85          +20.20
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                             + 2.76          + 6.59
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                  + 1.93          + 5.43
--------------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                               + 7.59          +11.82
--------------------------------------------------------------------------------------------------------

If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                Fund/Trust President and Trustee


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2006 and held through March 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                                     Expenses Paid
                                                                       Beginning                Ending            During the Period*
                                                                     Account Value           Account Value        October 1, 2006 to
                                                                    October 1, 2006         March 31, 2007          March 31, 2007
====================================================================================================================================
Actual
====================================================================================================================================
Class 1                                                                 $1,000                 $1,018.10                 $8.00
------------------------------------------------------------------------------------------------------------------------------------
Class 2                                                                 $1,000                 $1,020.90                 $5.19
------------------------------------------------------------------------------------------------------------------------------------
Class 3                                                                 $1,000                 $1,022.50                 $3.58
------------------------------------------------------------------------------------------------------------------------------------
Class 4                                                                 $1,000                 $1,022.50                 $3.58
====================================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================================
Class 1                                                                 $1,000                 $1,016.97                 $8.00
------------------------------------------------------------------------------------------------------------------------------------
Class 2                                                                 $1,000                 $1,019.76                 $5.19
------------------------------------------------------------------------------------------------------------------------------------
Class 3                                                                 $1,000                 $1,021.36                 $3.58
------------------------------------------------------------------------------------------------------------------------------------
Class 4                                                                 $1,000                 $1,021.36                 $3.58
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.59% for Class 1, 1.03% for Class 2, .71% for Class 3 and .71% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


4       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Statement of Assets and Liabilities              WCMA Government Securities Fund

As of March 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Government Securities Trust (the "Trust"), at value
              (identified cost -- $461,365,140) ............................................                        $   461,075,604
            Prepaid expenses ...............................................................                                 41,275
                                                                                                                    ---------------
            Total assets ...................................................................                            461,116,879
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Administrator ..............................................................    $        93,838
                Distributor ................................................................             82,298             176,136
                                                                                                ---------------
            Accrued expenses and other liabilities .........................................                                 35,317
                                                                                                                    ---------------
            Total liabilities ..............................................................                                211,453
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $   460,905,426
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Class 1 Shares of beneficial interests, $.10 par value, unlimited number
              of shares authorized .........................................................                        $     1,113,530
            Class 2 Shares of beneficial interests, $.10 par value, unlimited number
              of shares authorized .........................................................                              8,273,689
            Class 3 Shares of beneficial interests, $.10 par value, unlimited number
              of shares authorized .........................................................                             15,847,370
            Class 4 Shares of beneficial interests, $.10 par value, unlimited number
              of shares authorized .........................................................                             20,884,745
            Paid-in capital in excess of par ...............................................                            415,074,001
            Undistributed realized capital gains on investments allocated
              from the Trust -- net ........................................................              1,627
            Unrealized depreciation allocated from the Trust -- net ........................           (289,536)
                                                                                                ---------------
            Total accumulated losses -- net ................................................                               (287,909)
                                                                                                                    ---------------
            Net Assets .....................................................................                        $   460,905,426
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Class 1 -- Based on net assets of $11,122,024 and 11,135,300 shares of
              beneficial interests outstanding .............................................                        $          1.00
                                                                                                                    ===============
            Class 2 -- Based on net assets of $82,654,898 and 82,736,893 shares of
              beneficial interests outstanding .............................................                        $          1.00
                                                                                                                    ===============
            Class 3 -- Based on net assets of $158,327,396 and 158,473,697 shares of
              beneficial interests outstanding .............................................                        $          1.00
                                                                                                                    ===============
            Class 4 -- Based on net assets of $208,801,108 and 208,847,447 shares of
              beneficial interests outstanding .............................................                        $          1.00
                                                                                                                    ===============

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       5

Statement of Operations                          WCMA Government Securities Fund

For the Year Ended March 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest from affiliates .......................................................                        $       119,405
            Net investment income allocated from the Trust:
                Interest and amortization of premium and discount earned ...................                             22,921,041
                Expenses ...................................................................                             (1,148,731)
                                                                                                                    ---------------
            Total income ...................................................................                             21,891,715
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ............................................................    $     1,126,607
            Service and distribution fees -- Class 4 .......................................            682,308
            Service and distribution fees -- Class 2 .......................................            624,480
            Service and distribution fees -- Class 3 .......................................            592,354
            Registration fees ..............................................................            353,579
            Service and distribution fees -- Class 1 .......................................            143,953
            Printing and shareholder reports ...............................................             39,152
            Professional fees ..............................................................             24,274
            Transfer agent fees -- Class 4 .................................................              9,143
            Transfer agent fees -- Class 3 .................................................              7,947
            Transfer agent fees -- Class 2 .................................................              4,637
            Transfer agent fees -- Class 1 .................................................                730
            Other ..........................................................................             10,529
                                                                                                ---------------
            Total expenses before waiver ...................................................          3,619,693
            Waiver of expenses .............................................................         (1,151,494)
                                                                                                ---------------
            Total expenses after waiver ....................................................                              2,468,199
                                                                                                                    ---------------
            Investment income -- net .......................................................                             19,423,516
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Trust -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net ............................................                                  2,576
            Change in unrealized depreciation on investments -- net ........................                                151,984
                                                                                                                    ---------------
            Total realized and unrealized gain -- net ......................................                                154,560
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $    19,578,076
                                                                                                                    ===============

      See Notes to Financial Statements.


6       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Statements of Changes in Net Assets              WCMA Government Securities Fund

                                                                                                         For the Year Ended
                                                                                                              March 31,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2007                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .......................................................    $    19,423,516     $    12,127,085
            Realized gain -- net ...........................................................              2,576               2,296
            Change in unrealized depreciation -- net .......................................            151,984              67,316
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................         19,578,076          12,196,697
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
                Class 1 ....................................................................           (511,697)           (329,350)
                Class 2 ....................................................................         (3,778,640)         (2,663,391)
                Class 3 ....................................................................         (7,008,543)         (5,571,023)
                Class 4 ....................................................................         (8,124,636)         (3,563,321)
            Realized gain -- net:
                Class 1 ....................................................................                (38)                (94)
                Class 2 ....................................................................               (219)               (642)
                Class 3 ....................................................................               (332)             (1,150)
                Class 4 ....................................................................               (360)               (410)
                                                                                                -----------------------------------
            Net decrease in net assets resulting from dividends and distributions
              to shareholders ..............................................................        (19,424,465)        (12,129,381)
                                                                                                -----------------------------------
===================================================================================================================================
Beneficial Interests Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from beneficial
              interests transactions .......................................................        (40,234,908)         89,944,441
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ........................................        (40,081,297)         90,011,757
            Beginning of year ..............................................................        500,986,723         410,974,966
                                                                                                -----------------------------------
            End of year ....................................................................    $   460,905,426     $   500,986,723
                                                                                                ===================================

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       7

Financial Highlights                             WCMA Government Securities Fund

                                                                          Class 1
                                             -------------------------------------------------------------------

                                                                                                       For the
                                                                                                       Period
The following per share data                                  For the Year Ended                      March 20,
and ratios have been derived                                       March 31,                            2003+
from information provided in                 ---------------------------------------------------    to March 31,
the financial statements.                       2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             -------------------------------------------------------------------
Investment income -- net .................       .0351         .0199         .0027         .0004         .0003
Realized and unrealized gain (loss) -- net       .0003         .0001        (.0012)       (.0002)        .0002
                                             -------------------------------------------------------------------
Total from investment operations .........       .0354         .0200         .0015         .0002         .0005
                                             -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .............      (.0351)       (.0199)       (.0027)       (.0004)       (.0003)
    Realized gain -- net .................        --**          --**          --**        (.0001)         --
                                             -------------------------------------------------------------------
Total dividends and distributions ........      (.0351)       (.0199)       (.0027)       (.0005)       (.0003)
                                             -------------------------------------------------------------------
Net asset value, end of period ...........   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             ===================================================================
Total investment return ..................        3.55%         2.01%          .27%          .05%          .05%
                                             ===================================================================
================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ...................        1.59%         1.59%         1.41%         1.09%          .02%
                                             ===================================================================
Total expenses ...........................        1.59%         1.59%         1.60%         1.58%          .02%
                                             ===================================================================
Total investment income and
  realized gain -- net ...................        3.51%         1.99%          .24%          .04%          .03%
                                             ===================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .   $  11,122     $  18,837     $  16,718     $  22,260     $      25
                                             ===================================================================

                                                                          Class 2
                                             -------------------------------------------------------------------
                                                                                                       For the
                                                                                                       Period
The following per share data                                  For the Year Ended                      March 20,
and ratios have been derived                                       March 31,                            2003+
from information provided in                 ---------------------------------------------------    to March 31,
the financial statements.                       2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             -------------------------------------------------------------------
Investment income -- net .................       .0407         .0259         .0070         .0015         .0003
Realized and unrealized gain (loss) -- net       .0004         .0001        (.0011)       (.0001)        .0002
                                             -------------------------------------------------------------------
Total from investment operations .........       .0411         .0260         .0059         .0014         .0005
                                             -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .............      (.0407)       (.0259)       (.0070)       (.0015)       (.0003)
    Realized gain -- net .................        --**          --**          --**        (.0001)         --
                                             -------------------------------------------------------------------
Total dividends and distributions ........      (.0407)       (.0259)       (.0070)       (.0016)       (.0003)
                                             -------------------------------------------------------------------
Net asset value, end of period ...........   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             ===================================================================
Total investment return ..................        4.13%         2.63%          .70%          .16%          .05%
                                             ===================================================================
================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ...................        1.03%          .99%          .98%          .97%          .02%
                                             ===================================================================
Total expenses ...........................        1.28%         1.27%         1.28%         1.26%          .02%
                                             ===================================================================
Total investment income and
  realized gain -- net ...................        4.07%         2.58%          .68%          .15%          .03%
                                             ===================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .   $  82,655     $ 115,872     $ 119,718     $ 137,566     $      25
                                             ===================================================================

* Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain.
**    Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.

      See Notes to Financial Statements.


8       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Financial Highlights (concluded)                 WCMA Government Securities Fund

                                                                          Class 3
                                             -------------------------------------------------------------------
                                                                                                       For the
                                                                                                       Period
The following per share data                                  For the Year Ended                      March 20,
and ratios have been derived                                       March 31,                            2003+
from information provided in                 ---------------------------------------------------    to March 31,
the financial statements.                       2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             -------------------------------------------------------------------
Investment income -- net .................       .0439         .0291         .0102         .0047         .0003
Realized and unrealized gain (loss) -- net       .0004         .0001        (.0010)       (.0001)        .0002
                                             -------------------------------------------------------------------
Total from investment operations .........       .0443         .0292         .0092         .0046         .0005
                                             -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .............      (.0439)       (.0291)       (.0102)       (.0047)       (.0003)
    Realized gain -- net .................          --**          --**          --**      (.0001)           --
                                             -------------------------------------------------------------------
Total dividends and distributions ........      (.0439)       (.0291)       (.0102)       (.0048)       (.0003)
                                             -------------------------------------------------------------------
Net asset value, end of period ...........   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             ===================================================================
Total investment return ..................        4.47%         2.96%         1.03%          .48%          .05%
                                             ===================================================================
================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ...................         .71%          .67%          .66%          .65%          .02%
                                             ===================================================================
Total expenses ...........................         .98%          .97%          .98%          .96%          .02%
                                             ===================================================================
Total investment income and
  realized gain -- net ...................        4.41%         2.88%         1.01%          .48%          .03%
                                             ===================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .   $ 158,327     $ 158,500     $ 193,195     $ 224,278     $      25
                                             ===================================================================

                                                                          Class 4
                                             -------------------------------------------------------------------
                                                                                                      For the
                                                                                                      Period
The following per share data                                 For the Year Ended                      March 20,
and ratios have been derived                                      March 31,                             2003+
from information provided in                 ---------------------------------------------------    to March 31,
the financial statements.                       2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             -------------------------------------------------------------------
Investment income -- net .................       .0439         .0291         .0102         .0047         .0003
Realized and unrealized gain (loss) -- net       .0003         .0002        (.0012)           --++       .0002
                                             -------------------------------------------------------------------
Total from investment operations .........       .0442         .0293         .0090         .0047         .0005
                                             -------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .............      (.0439)       (.0291)       (.0102)       (.0047)       (.0003)
    Realized gain -- net .................          --**          --**          --**          --**          --
                                             -------------------------------------------------------------------
Total dividends and distributions ........      (.0439)       (.0291)       (.0102)       (.0047)       (.0003)
                                             -------------------------------------------------------------------
Net asset value, end of period ...........   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             ===================================================================
Total investment return ..................        4.47%         2.96%         1.03%          .47%          .05%
                                             ===================================================================
================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver
  and/or reimbursement ...................         .71%          .67%          .66%          .65%          .02%
                                             ===================================================================
Total expenses ...........................         .98%          .98%          .97%          .96%          .02%
                                             ===================================================================
Total investment income and
  realized gain -- net ...................        4.41%         3.10%          .91%          .48%          .03%
                                             ===================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .   $ 208,801     $ 207,778     $  81,344     $ 157,203     $      25
                                             ===================================================================

* Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain.
**    Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Amount is less than $.0001 per share.

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       9

Notes to Financial Statements                    WCMA Government Securities Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2007 was 47.8%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November


10       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Notes to Financial Statements (continued)        WCMA Government Securities Fund

15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The Investment Advisory Agreement became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, FAM acted as the Fund's administrator and was compensated at the same fee rate.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, receives service fees and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                   Service          Distribution
                                                     Fee                Fee
--------------------------------------------------------------------------------
Class 1 ..................................           .25%              .75%
Class 2 ..................................           .25%              .425%
Class 3 ..................................           .25%              .125%
Class 4 ..................................           .25%              .125%
--------------------------------------------------------------------------------

The ongoing service fee compensates MLPF&S for providing shareholder services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with the Manager and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than that of CMA Government Fund, and Class 3 and Class 4 Shares is equal to that of CMA Government Fund. The fee/expense waiver or reimbursement includes servicing fees and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the year ended March 31, 2007, MLPF&S earned fees of $2,043,095 of which $1,151,494 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, FAM, PSI, FDS, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       11

Notes to Financial Statements (concluded)        WCMA Government Securities Fund

3. Beneficial Interests Transactions:

Net increase (decrease) in net assets derived from beneficial interests transactions was $(40,234,908) and $89,944,441 for the years ended March 31, 2007 and March 31, 2006, respectively.

Transactions in shares of beneficial interests for each class were as follows:

-------------------------------------------------------------------------------
Class 1 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................        185,188,568       $ 185,188,568
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................            511,728             511,728
                                           ------------------------------------
Total issued ...........................        185,700,296         185,700,296
Shares redeemed ........................       (193,419,437)       (193,419,437)
                                           ------------------------------------
Net decrease ...........................         (7,719,141)      $  (7,719,141)
                                           ====================================

-------------------------------------------------------------------------------
Class 1 Shares for the Year                                           Dollar
Ended March 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................        182,059,852       $ 182,059,852
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................            329,450             329,450
                                           ------------------------------------
Total issued ...........................        182,389,302         182,389,302
Shares redeemed ........................       (180,272,683)       (180,272,683)
                                           ------------------------------------
Net increase ...........................          2,116,619       $   2,116,619
                                           ====================================

-------------------------------------------------------------------------------
Class 2 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................        551,349,244       $ 551,349,244
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................          3,778,866           3,778,866
                                           ------------------------------------
Total issued ...........................        555,128,110         555,128,110
Shares redeemed ........................       (588,378,499)       (588,378,499)
                                           ------------------------------------
Net decrease ...........................        (33,250,389)      $ (33,250,389)
                                           ====================================

-------------------------------------------------------------------------------
Class 2 Shares for the Year                                           Dollar
Ended March 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................        588,622,879       $ 588,622,879
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ....................          2,664,034           2,664,034
                                           ------------------------------------
Total issued ...........................        591,286,913         591,286,913
Shares redeemed ........................       (595,145,880)       (595,145,880)
                                           ------------------------------------
Net decrease ...........................         (3,858,967)      $  (3,858,967)
                                           ====================================

-------------------------------------------------------------------------------
Class 3 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,183,649,416       $ 1,183,649,416
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            7,008,875             7,008,875
                                           ------------------------------------
Total issued .......................        1,190,658,291         1,190,658,291
Shares redeemed ....................       (1,190,888,128)       (1,190,888,128)
                                           ------------------------------------
Net decrease .......................             (229,837)      $      (229,837)
                                           ====================================

-------------------------------------------------------------------------------
Class 3 Shares for the Year                                           Dollar
Ended March 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,389,779,817       $ 1,389,779,817
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            5,572,173             5,572,173
                                           ------------------------------------
Total issued .......................        1,395,351,990         1,395,351,990
Shares redeemed ....................       (1,430,071,226)       (1,430,071,226)
                                           ------------------------------------
Net decrease .......................          (34,719,236)      $   (34,719,236)
                                           ====================================

-------------------------------------------------------------------------------
Class 4 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,149,612,238       $ 1,149,612,238
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            8,124,996             8,124,996
                                           ------------------------------------
Total issued .......................        1,157,737,234         1,157,737,234
Shares redeemed ....................       (1,156,772,775)       (1,156,772,775)
                                           ------------------------------------
Net increase .......................              964,459       $       964,459
                                           ====================================

-------------------------------------------------------------------------------
Class 4 Shares for the Year                                           Dollar
Ended March 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ........................        1,016,806,849       $ 1,016,806,849
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            3,563,731             3,563,731
                                           ------------------------------------
Total issued .......................        1,020,370,580         1,020,370,580
Shares redeemed ....................         (893,964,555)         (893,964,555)
                                           ------------------------------------
Net increase .......................          126,406,025       $   126,406,025
                                           ====================================

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                      3/31/2007       3/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ............................      $19,424,465      $12,129,381
                                                    ----------------------------
Total taxable distributions ..................      $19,424,465      $12,129,381
                                                    ============================

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.


12       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Report of Independent Registered Public Accounting Firm
                                                 WCMA Government Securities Fund

To the Shareholders and Board of Trustees of WCMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Government Securities Fund as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Government Securities Fund as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       13

Portfolio Information                         Master Government Securities Trust

Portfolio Composition as a Percent of Net Assets

                                                                  As of
                                                        ------------------------
                                                        3/31/07          9/30/06
--------------------------------------------------------------------------------
Repurchase Agreements ...............................    78.4%            78.8%
U.S. Government Obligations .........................    21.4             20.8
Other Assets Less Liabilities .......................     0.2              0.4
                                                        ------------------------
Total ...............................................   100.0%           100.0%
                                                        ========================


14       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Schedule of Investments        Master Government Securities Trust (in Thousands)

                         Face          Interest        Maturity
Issue                   Amount           Rate            Date             Value
================================================================================
U.S. Government Obligations* -- 21.4%
================================================================================
U.S. Treasury Bills    $36,328           5.126-
                                         5.14 %        4/05/2007         $36,297
                        61,456           5.087-
                                         5.145         4/12/2007          61,342
                         3,200           5.07          4/16/2007           3,192
                        20,000           5.13          4/26/2007          19,923
                        25,000           5.05          5/03/2007          24,887
                        51,405           5.035-
                                         5.045         5/10/2007          51,127
                         4,033           4.905         6/07/2007           3,997
                         6,000           4.915         6/21/2007           5,935
--------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost -- $206,672) .................................................     206,700
--------------------------------------------------------------------------------

Face
Amount                        Issue
================================================================================
Repurchase Agreements -- 78.4%
================================================================================
$47,600    Banc of America Securities LLC, purchased on
           3/28/2007 to yield 5.22% to 4/04/2007,
           repurchase price $47,648, collateralized by
           GNMA, 6% due 8/15/2035 - 5/20/2036 ......................      47,600
--------------------------------------------------------------------------------
48,300     Barclays Capital Inc., purchased on 3/30/2007
           to yield 5.10% to 4/02/2007, repurchase price
           $48,321, collateralized by U.S. Treasury Bill,
           0% due 9/20/2007 ........................................      48,300
--------------------------------------------------------------------------------
48,300     Bear Stearns & Co. Inc., purchased on
           3/30/2007 to yield 5.05% to 4/02/2007,
           repurchase price $48,320, collateralized by
           U.S. Treasury Note, 5.125% due 6/30/2008
           and U.S. Inflation Index Bond, 3.625%
           due 4/15/2028 ...........................................      48,300
--------------------------------------------------------------------------------
47,600     Citigroup Global Markets Inc., purchased on
           3/28/2007 to yield 5.25% to 4/04/2007,
           repurchase price $47,649, collateralized by
           GNMA, 6% due 7/15/2035 ..................................      47,600
--------------------------------------------------------------------------------
49,500     Countrywide Securities Corporation,
           purchased on 3/27/2007 to yield 5.19%
           to 4/03/2007, repurchase price $49,550,
           collateralized by GNMA, 5% - 6% due
           9/15/2020 - 3/15/2037 ...................................      49,500
--------------------------------------------------------------------------------
49,500     Credit Suisse Securities (USA) LLC,
           purchased on 3/27/2007 to yield 5.25%
           to 4/3/2007, repurchase price $49,551,
           collateralized by GNMA, 5% - 6%
           due 1/15/2020 - 3/20/2037 ...............................      49,500
--------------------------------------------------------------------------------
47,600     Deutsche Bank Securities Inc., purchased
           on 3/28/2007 to yield 5.24% to
           4/04/2007, repurchase price $47,648,
           collateralized by GNMA, 5.50% - 7%
           due 3/15/2033 - 1/15/2037 ...............................      47,600
--------------------------------------------------------------------------------
49,200     Goldman Sachs & Company, purchased
           on 3/29/2007 to yield 5.23% to
           4/26/2007, repurchase price $49,400,
           collateralized by GNMA, 5.50% - 6.50%
           due 12/15/2032 - 2/20/2037 ..............................      49,200
--------------------------------------------------------------------------------
47,600     Greenwich Capital Markets, Inc., purchased
           on 3/28/2007 to yield 5.25% to
           4/04/2007, repurchase price $47,649,
           collateralized by GNMA, 4.5% - 10.5%
           due 10/15/2007 - 3/20/2037 ..............................      47,600
--------------------------------------------------------------------------------
48,220     HSBC Securities (USA) Inc., purchased
           on 3/30/2007 to yield 5.33% to
           4/02/2007, repurchase price $48,241,
           collateralized by GNMA, 5.5% - 6.5%
           due 11/15/2021 - 1/15/2037 ..............................      48,220
--------------------------------------------------------------------------------
49,500     J.P. Morgan Securities Inc., purchased
           on 3/27/2007 to yield 5.23% to
           4/03/2007, repurchase price $49,550,
           collateralized by GNMA, 5.72% - 6.5%
           due 10/20/2031 - 4/15/2046 ..............................      49,500
--------------------------------------------------------------------------------
49,500     Lehman Brothers Inc., purchased on
           3/27/2007 to yield 5.17% to
           4/03/2007, repurchase price $49,550,
           collateralized by GNMA, 4% - 11%
           due 2/20/2009 - 3/20/2037 ...............................      49,500
--------------------------------------------------------------------------------
48,900     Merrill Lynch Government Securities Inc.,
           purchased on 3/28/2007 to yield 5.23%
           to 4/04/2007, repurchase price $48,950,
           collateralized by GNMA, 4% - 15%
           due 5/15/2007 - 8/15/2047 (a) ...........................      48,900
--------------------------------------------------------------------------------
29,500     Mizuho Securities USA Inc., purchased on
           3/28/2007 to yield 5.08% to 4/04/2007,
           repurchase price $29,529, collateralized by
           U.S. Treasury Bill, due 9/6/2007 and U.S.
           Treasury Note, 3.625% due 5/15/2013 .....................      29,500
--------------------------------------------------------------------------------
47,600     Morgan Stanley & Co. Inc., purchased
           on 3/28/2007 to yield 5.21% to
           4/04/2007, repurchase price $47,648,
           collateralized by GNMA, 5% - 5.5%
           due 11/15/2032 - 12/15/2035 .............................      47,600
--------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       15

Schedule of Investments (concluded)
                               Master Government Securities Trust (in Thousands)

Face
Amount                        Issue                                       Value
================================================================================
Repurchase Agreements (concluded)
================================================================================
$47,600     UBS Securities LLC, purchased on
            3/28/2007 to yield 5.26% to
            4/04/2007, repurchase price $47,649,
            collateralized by GNMA, 4% - 15%
            due 5/15/2007 - 3/15/2037 ..............................    $ 47,600
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost -- $756,020) .................................................     756,020
--------------------------------------------------------------------------------
Total Investments
(Cost -- $962,692**) -- 99.8% ......................................     962,720
Other Assets Less Liabilities -- 0.2% ..............................       1,693
                                                                        --------
Net Assets -- 100.0% ...............................................    $964,413
                                                                        ========
--------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
**    Cost for federal income tax purposes.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                          Net           Interest
Affiliate                                              Activity          Income
--------------------------------------------------------------------------------
Merrill Lynch Government Securities Inc.                $1,400           $2,386
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


16       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Statement of Assets and Liabilities           Master Government Securities Trust

As of March 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in repurchase agreements, at value (identified cost -- $756,020,000)                        $   756,020,000
            Investments in unaffiliated securities, at value (identified
              cost -- $157,772,469) ........................................................                            157,800,300
            Investments in affiliated securities, at value (identified cost -- $48,900,000)                              48,900,000
            Cash ...........................................................................                                  8,601
            Receivables:
                Contributions ..............................................................    $     1,759,413
                Interest (including $14,208 from affiliates) ...............................            198,761           1,958,174
                                                                                                ---------------
            Prepaid expenses ...............................................................                                  9,021
                                                                                                                    ---------------
            Total assets ...................................................................                            964,696,096
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Investment adviser .........................................................            168,973
                Other affiliates ...........................................................              9,084             178,057
                                                                                                ---------------
            Accrued expenses ...............................................................                                105,378
                                                                                                                    ---------------
            Total liabilities ..............................................................                                283,435
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $   964,412,661
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital .............................................................                        $   964,384,830
            Unrealized appreciation -- net .................................................                                 27,831
                                                                                                                    ---------------
            Net Assets .....................................................................                        $   964,412,661
                                                                                                                    ===============

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       17

Statement of Operations                       Master Government Securities Trust

For the Year Ended March 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest (including $2,386,247 from affiliates) and amortization of premium and
              discount earned ..............................................................                        $    47,410,515
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .......................................................    $     2,003,404
            Accounting services ............................................................            214,355
            Custodian fees .................................................................             59,653
            Trustees' fees and expenses ....................................................             37,735
            Professional fees ..............................................................             34,978
            Pricing fees ...................................................................              3,804
            Printing and shareholder reports ...............................................                386
            Other ..........................................................................             20,672
                                                                                                ---------------
            Total expenses .................................................................                              2,374,987
                                                                                                                    ---------------
            Investment income -- net .......................................................                             45,035,528
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net ............................................                                  4,743
            Change in unrealized appreciation/depreciation on investments -- net ...........                                319,061
                                                                                                                    ---------------
            Total realized and unrealized gain -- net ......................................                                323,804
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $    45,359,332
                                                                                                                    ===============

      See Notes to Financial Statements.


18       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                                         For the Year Ended
                                                                                                              March 31,
                                                                                                ------------------------------------
Increase (Decrease) in Net Assets:                                                                     2007                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .......................................................    $    45,035,528     $    29,759,366
            Realized gain -- net ...........................................................              4,743               5,304
            Change in unrealized appreciation -- net .......................................            319,061             121,542
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................         45,359,332          29,886,212
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ....................................................      5,153,023,736       5,154,701,941
            Fair value of withdrawals ......................................................     (5,202,779,172)     (5,152,345,637)
                                                                                                -----------------------------------
            Net increase (decrease) in net assets derived from capital transactions                 (49,755,436)          2,356,304
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ........................................         (4,396,104)         32,242,516
            Beginning of year ..............................................................        968,808,765         936,566,249
                                                                                                -----------------------------------
            End of year ....................................................................    $   964,412,661     $   968,808,765
                                                                                                ===================================

      See Notes to Financial Statements.

Financial Highlights                          Master Government Securities Trust

                                                                             For the Year Ended                     For the Period
                                                                                 March 31,                        February 13, 2003+
The following ratios have been derived from               --------------------------------------------------------   to March 31,
information provided in the financial statements.            2007           2006           2005            2004          2003
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Total investment return ..................          4.90%          3.37%          1.44%            .94%            .75%*
                                                          ========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses .................................           .26%           .26%           .25%            .22%            .26%*
                                                          ========================================================================
            Investment income and realized gain -- net          4.84%          3.31%          1.39%            .94%           1.08%*
                                                          ========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .    $  964,413     $  968,809     $  936,566     $ 1,194,238     $ 1,585,194
                                                          ========================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       19

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Effective April 2, 2007, securities purchased with a maturity greater than 60 days may be valued at amortized cost. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Trust's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trust's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust's financial statements, if any, has not been determined.


20       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Notes to Financial Statements (concluded)     Master Government Securities Trust

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

The shareholders of each of the investors approved on August 31, 2006 and September 15, 2006, respectively, a new Investment Advisory Agreement for the Trust with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., which was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new advisory agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Trust's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Trust to the Manager.

For the year ended March 31, 2007, the Trust reimbursed FAM and the Manager $10,015 and $9,084, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or directors of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       21

Report of Independent Registered Public Accounting Firm
                                              Master Government Securities Trust

To the Investors and Board of Trustees of Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Government Securities Trust (the "Trust") as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities Trust as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2007


22       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Officers and Trustees

                                                                                                     Number of
                                                                                                     Funds and
                                                                                                     Portfolios in   Other Public
                           Position(s)  Length of                                                    Fund Complex    Directorships
                           Held with    Time                                                         Overseen by     Held by
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years         Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,      122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,       168 Portfolios
            08543-9011     Trustee               Chairman of the BlackRock Retail Operating
            Age: 52                              Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds
                                                 advised by Merrill Lynch Investment Managers, L.P.
                                                 ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                 funds") from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President of
                                                 MLIM and Fund Asset Management, L.P. ("FAM") from
                                                 2001 to 2006; Co-Head (Americas Region) thereof
                                                 from 2000 to 2001 and Senior Vice President from
                                                 1999 to 2001; President and Director of Princeton
                                                 Services, Inc. ("Princeton Services") and
                                                 President of Princeton Administrators, L.P.
                                                 ("Princeton Administrators") from 2001 to 2006;
                                                 Chief Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof from
                                                 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund/Trust based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      2002 to  Professor Emeritus of Finance, School of Business,  47 Funds        None
Forbes**    Princeton, NJ               present  State University of New York at Albany since 2000   49 Portfolios
            08543-9095                           and Professor thereof from 1989 to 2000;
            Age: 66                              International Consultant, Urban Institute,
                                                 Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      2002 to  Professor, Harvard Business School since 1989;      47 Funds        Newell
Montgomery+ Princeton, NJ               present  Associate Professor, J.L. Kellogg Graduate School   49 Portfolios   Rubbermaid,
            08543-9095                           of Management, Northwestern University from 1985                    Inc.
            Age: 54                              to 1989; Associate Professor, Graduate School of                    (manufacturing)
                                                 Business Administration, University of Michigan
                                                 from 1979 to 1985; Director, Harvard Business
                                                 School Publishing since 2005; Director, McLean
                                                 Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       23

                                                                                                     Number of
                                                                                                     Funds and
                                                                                                     Portfolios in  Other Public
                           Position(s)  Length of                                                    Fund Complex   Directorships
                           Held with    Time                                                         Overseen by    Held by
 Name       Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years         Trustee        Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Trustee      2004 to  Self-employed consultant since 2001; Counsel of     47 Funds       None
Reid        Princeton, NJ               present  Alliance Capital Management (investment adviser)    49 Portfolios
            08543-9095                           in 2000; General Counsel, Director and Secretary
            Age: 61                              of Sanford C. Bernstein & Co., Inc. (investment
                                                 adviser/broker-dealer) from 1997 to 2000;
                                                 Secretary, Sanford C. Bernstein Fund, Inc. from
                                                 1994 to 2000; Director and Secretary of SCB, Inc.
                                                 since 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; and Director of Covenant
                                                 House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2002 to  President, Middle East Institute from 1995 to 2001; 47 Funds       None
Suddarth    Princeton, NJ               present  Foreign Service Officer, United States Foreign      49 Portfolios
            08543-9095                           Service, from 1961 to 1995 and Career Minister from
            Age: 71                              1989 to 1995; Deputy Inspector General, U.S.
                                                 Department of State, from 1991 to 1994; U.S.
                                                 Ambassador to the Hashemite Kingdom of Jordan from
                                                 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      2002 to  Professor of Finance from 1984 to 1995, Dean from   47 Funds       Bowne & Co.,
West        Princeton, NJ               present  1984 to 1993 and since 1995 Dean Emeritus of        49 Portfolios  Inc. (financial
            08543-9095                           New York University's Leonard N. Stern School of                   printers);
            Age: 69                              Business Administration.                                           Vornado Realty
                                                                                                                    Trust (real
                                                                                                                    estate company);
                                                                                                                    Alexander's,
                                                                                                                    Inc. (real
                                                                                                                    estate company)
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
            +     Chair of the Nominating Committee.
------------------------------------------------------------------------------------------------------------------------------------


24       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

Officers and Trustees (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
        Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2002 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
Burke       Princeton, NJ  President    present  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
            08543-9011     and                   First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
            Age: 46        Treasurer             1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
John Ng     P.O. Box 9011  Vice         2002 to  Director of BlackRock, Inc. since 2006; Director of MLIM from 2000 to 2006; Vice
            Princeton, NJ  President    present  President of MLIM from 1984 to 2000.
            08543-9011
            Age: 53
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund/Trust   2004 to  Managing Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006;
Hiller      Princeton, NJ  Chief        present  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
            08543-9011     Compliance            and Chief Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief
            Age: 55        Officer               Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
                                                 Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                 Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                 Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                 Securities and Exchange Commission's Division of Enforcement in Washington, D.C.
                                                 from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
Pellegrino  Princeton, NJ               present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
            08543-9011                           from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton
            Age: 47                              Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian                                         Transfer Agent

State Street Bank and Trust Company               Financial Data Services, Inc.
P.O. Box 351                                      4800 Deer Lake Drive East
Boston, MA 02101                                  Jacksonville, FL 32246-6484
                                                  800-221-7210*

                                    * For inquiries regarding your WCMA account,
                                      call 800-262-4636.

--------------------------------------------------------------------------------
Effective January 1, 2007, Edward D. Zinbarg retired as a Trustee of WCMA Government Securities Fund and Master Government Securities Trust. The Fund's/Trust's Board of Trustees wishes Mr. Zinbarg well in his retirement.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund/Trust. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund/Trust. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.
--------------------------------------------------------------------------------


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       25

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


26       WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


            WCMA GOVERNMENT SECURITIES FUND              MARCH 31, 2007       27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Government Securities Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #WCMAGS -- 3/07

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 - Principal Accountant Fees and Services

         WCMA Government Securities Fund

         (a) Audit Fees -            Fiscal Year Ending March 31, 2007 - $6,600
                                     Fiscal Year Ending March 31, 2006 - $6,600

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2007 - $6,100
                                     Fiscal Year Ending March 31, 2006 - $6,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         Master Government Securities Trust

         (a) Audit Fees -            Fiscal Year Ending March 31, 2007 - $28,500
                                     Fiscal Year Ending March 31, 2006 - $28,500

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2007 - $9,200
                                     Fiscal Year Ending March 31, 2006 - $9,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2007 - $0
                                     Fiscal Year Ending March 31, 2006 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ended March 31, 2007 - $3,016,200
             Fiscal Year Ended March 31, 2006 - $3,754,550

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    WCMA Government Securities Fund and Master Government Securities Trust

Date: May 21, 2007